FAIR VALUE MEASUREMENT - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Available for sale debt securities, maturity within one year	¥ 2,212,717
Available for sale debt securities, maturity within one to five years	337,494
Debt trading securities debt maturities within one year fair value	249,033
Debt trading securities debt maturities within one to five years fair value	214,147
Impairment loss on intangible assets	¥ 582	¥ 0	¥ 0
Impairment, intangible asset, finite-lived, statement of income or comprehensive income [extensible enumeration]	General and Administrative Expense	General and Administrative Expense	General and Administrative Expense